DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Torray Fund (the “Registrant”)

(File Nos. 033-34411 and 811-06096)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Registrant, that (i) the forms of Prospectuses and Statements of Additional Information, each dated May 1, 2010, that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 25, which was filed on April 30, 2010, and (ii) the text of Post-Effective Amendment No. 25 was filed electronically on April 30, 2010 (Accession No. 0001193125-10-101771).

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

Sincerely,

/s/ Patrick W.D. Turley